Related Parties (Details) - USD ($)							12 Months Ended
	Jul. 26, 2022	Mar. 30, 2021	Sep. 30, 2020	Aug. 21, 2020	May 28, 2020	Apr. 15, 2013	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Apr. 23, 2024	Feb. 09, 2024	Feb. 03, 2023
Related Parties [Line Items]
Vesting note amount	$ 797,221
Conversion price per share (in Dollars per share)	$ 5,460						$ 5,460				$ 13	$ 35.88
Extinguishment debt amount	$ 303,706
Amendment fee							$ 76,784
Outstanding principal balance							578,290
Interest balance							21,528
Management fee percentage						0.50%
Management fee							1,325,000	$ 1,100,000
Adjusted net assets		$ 75,000		$ 125,000	$ 75,000		$ 75,000
Percentage of adjusted net assets		2.00%		2.00%	2.00%		2.00%
Allocation share in percentage							100.00%
Profit allocation percentage							20.00%
Distribution receivable							$ 2,000,000	2,000,000	$ 2,000,000
Lease agreement, description							On September 1, 2020, Kyle’s entered into an industrial lease agreement with Stephen Mallatt, Jr. and Rita Mallatt, who are officers of Kyle’s. The lease is for a term of five years, with an option for a renewal term of five years and provides for a base rent of $7,000 per month for the first 12 months, which will increase to $7,210 for months 13-16 and to $7,426 for months 37-60. In addition, Kyle’s is responsible for all taxes, insurance and certain operating costs during the lease term.
Related party leases							$ 87,106	87,106
Management Services Agreement [Member]
Related Parties [Line Items]
Management fee							0	0
Asiens [Member]
Related Parties [Line Items]
Management fee							300,000	300,000
Cabinet [Member]
Related Parties [Line Items]
Management fee							500,000	500,000
Wolo [Member]
Related Parties [Line Items]
Management fee							300,000	300,000
ICU [Member]
Related Parties [Line Items]
Management fee							225,000
Manager’s Profit Allocation [Member]
Related Parties [Line Items]
Distribution receivable							2,000,000
Advances [Member]
Related Parties [Line Items]
Related party advances							$ 118,834	118,834
Kyle’s [Member]
Related Parties [Line Items]
Principal amount			$ 1,260,000
Promissory Note [Member]
Related Parties [Line Items]
Repayment, description							In addition, if the aggregate amount of management fees paid or to be paid to the Manager under the offsetting management services agreements, exceeds, or is expected to exceed, 9.5% of the Company’s gross income in any fiscal year or the Parent Management Fee in any fiscal quarter, then the management fee to be paid by such entities shall be reduced, on a pro rata basis determined by reference to the other management fees to be paid to the Manager under other offsetting management services agreements.
Manager [Member]
Related Parties [Line Items]
Related party advances							$ 74,928	$ 74,928
Common Stock [Member]
Related Parties [Line Items]
Common shares issued (in Shares)	146
Forecast [Member]
Related Parties [Line Items]
Distribution receivable										$ 2,000,000